Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
June 30, 2024
FBF-Y35-NPRT1-0824
1.9892473.105
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $3,604,370)	3,620,000	3,604,431

Domestic Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,952,526	255,812,390
Fidelity Series Commodity Strategy Fund (c)	226,317	22,013,835
Fidelity Series Large Cap Growth Index Fund (c)	7,128,048	164,515,340
Fidelity Series Large Cap Stock Fund (c)	7,290,141	167,235,826
Fidelity Series Large Cap Value Index Fund (c)	18,963,447	297,157,206
Fidelity Series Small Cap Core Fund (c)	520,488	5,996,026
Fidelity Series Small Cap Opportunities Fund (c)	3,565,569	53,269,602
Fidelity Series Value Discovery Fund (c)	7,168,533	109,678,548
TOTAL DOMESTIC EQUITY FUNDS (Cost $814,629,628)		1,075,678,773

International Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,740,219	56,439,901
Fidelity Series Emerging Markets Fund (c)	6,421,130	59,138,610
Fidelity Series Emerging Markets Opportunities Fund (c)	12,569,324	236,428,988
Fidelity Series International Growth Fund (c)	7,935,687	145,381,782
Fidelity Series International Index Fund (c)	4,413,968	54,777,341
Fidelity Series International Small Cap Fund (c)	2,216,203	37,786,261
Fidelity Series International Value Fund (c)	11,596,739	146,582,784
Fidelity Series Overseas Fund (c)	10,346,141	145,570,199
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $778,621,976)		882,105,866

Bond Funds - 25.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	89,510	866,454
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,893,758	22,079,373
Fidelity Series Corporate Bond Fund (c)	8,783,252	80,278,925
Fidelity Series Emerging Markets Debt Fund (c)	1,698,471	13,265,059
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	444,340	3,932,407
Fidelity Series Floating Rate High Income Fund (c)	260,416	2,338,536
Fidelity Series Government Bond Index Fund (c)	13,610,700	123,040,728
Fidelity Series High Income Fund (c)	1,582,424	13,324,013
Fidelity Series International Developed Markets Bond Index Fund (c)	9,671,090	82,687,816
Fidelity Series Investment Grade Bond Fund (c)	12,220,556	120,739,092
Fidelity Series Investment Grade Securitized Fund (c)	8,897,042	78,204,999
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,473,858	123,381,482
Fidelity Series Real Estate Income Fund (c)	259,473	2,514,298
TOTAL BOND FUNDS (Cost $732,100,946)		666,653,182

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $3,721,885)	3,721,141	3,721,885

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,332,678,805)	2,631,764,137
NET OTHER ASSETS (LIABILITIES) - 0.0%	(792,857)
NET ASSETS - 100.0%	2,630,971,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	5	Sep 2024	585,800	385	385
ICE MSCI Emerging Markets Index Contracts (United States)	110	Sep 2024	5,985,100	7,889	7,889

TOTAL EQUITY INDEX CONTRACTS					8,274

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	918	Sep 2024	100,965,656	633,311	633,311
CBOT 5-Year U.S. Treasury Note Contracts (United States)	562	Sep 2024	59,896,906	290,202	290,202

TOTAL TREASURY CONTRACTS					923,513

TOTAL PURCHASED					931,787

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	119	Sep 2024	32,852,925	(71,732)	(71,732)

TOTAL FUTURES CONTRACTS					860,055
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,604,431.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,427,675	16,981,556	15,687,328	38,497	(18)	-	3,721,885	0.0%
Total	2,427,675	16,981,556	15,687,328	38,497	(18)	-	3,721,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	789,022	82,557	16,531	420	38	11,368	866,454
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,710,820	6,497,613	263,381	6,270	(11,548)	145,869	22,079,373
Fidelity Series Blue Chip Growth Fund	230,451,459	15,141,124	11,596,901	-	441,935	21,374,773	255,812,390
Fidelity Series Canada Fund	54,850,485	4,209,313	1,775,272	-	(18,977)	(825,648)	56,439,901
Fidelity Series Commodity Strategy Fund	16,094,392	6,041,855	542,257	-	17,654	402,191	22,013,835
Fidelity Series Corporate Bond Fund	75,644,109	6,747,760	1,487,247	871,243	8,494	(634,191)	80,278,925
Fidelity Series Emerging Markets Debt Fund	12,407,997	1,115,436	181,843	192,342	3,042	(79,573)	13,265,059
Fidelity Series Emerging Markets Debt Local Currency Fund	3,809,140	229,982	46,287	-	(68)	(60,360)	3,932,407
Fidelity Series Emerging Markets Fund	54,658,983	3,481,515	1,852,212	-	20,933	2,829,391	59,138,610
Fidelity Series Emerging Markets Opportunities Fund	219,381,008	14,076,221	9,028,628	-	260,579	11,739,808	236,428,988
Fidelity Series Floating Rate High Income Fund	2,173,549	215,661	33,062	51,390	(37)	(17,575)	2,338,536
Fidelity Series Government Bond Index Fund	110,736,944	14,363,664	1,546,729	955,443	(5,690)	(507,461)	123,040,728
Fidelity Series Government Money Market Fund 5.42%	11,432	-	11,432	19	-	-	-
Fidelity Series High Income Fund	12,469,047	1,089,200	178,537	202,135	1,336	(57,033)	13,324,013
Fidelity Series International Developed Markets Bond Index Fund	74,990,662	10,281,111	1,038,705	885,357	(9,781)	(1,535,471)	82,687,816
Fidelity Series International Growth Fund	137,622,579	12,071,063	2,110,807	-	6,833	(2,207,886)	145,381,782
Fidelity Series International Index Fund	52,103,862	3,903,917	1,070,546	-	27,041	(186,933)	54,777,341
Fidelity Series International Small Cap Fund	36,715,962	2,554,955	495,936	-	9,502	(998,222)	37,786,261
Fidelity Series International Value Fund	138,279,865	11,328,790	3,584,101	-	(20,145)	578,375	146,582,784
Fidelity Series Investment Grade Bond Fund	111,449,870	11,526,957	1,526,998	1,240,324	3,005	(713,742)	120,739,092
Fidelity Series Investment Grade Securitized Fund	73,422,608	6,424,161	1,182,951	811,090	3,594	(462,413)	78,204,999
Fidelity Series Large Cap Growth Index Fund	145,999,157	9,967,826	3,773,558	269,769	13,351	12,308,564	164,515,340
Fidelity Series Large Cap Stock Fund	154,671,199	10,479,085	5,365,986	-	16,637	7,434,891	167,235,826
Fidelity Series Large Cap Value Index Fund	276,491,722	30,244,358	3,684,602	-	4,719	(5,898,991)	297,157,206
Fidelity Series Long-Term Treasury Bond Index Fund	129,218,257	11,043,543	13,782,943	1,075,181	(3,054,766)	(42,609)	123,381,482
Fidelity Series Overseas Fund	137,945,123	11,380,004	3,832,238	-	18,233	59,077	145,570,199
Fidelity Series Real Estate Income Fund	2,341,792	202,813	33,071	38,530	587	2,177	2,514,298
Fidelity Series Short-Term Credit Fund	369,296	-	367,421	424	7,799	(9,674)	-
Fidelity Series Small Cap Core Fund	2,746,601	4,006,852	692,730	26,359	(30,131)	(34,566)	5,996,026
Fidelity Series Small Cap Opportunities Fund	68,385,197	3,095,180	16,712,562	-	885,824	(2,384,037)	53,269,602
Fidelity Series Treasury Bill Index Fund	34,713	-	34,713	55	-	-	-
Fidelity Series Value Discovery Fund	102,113,452	12,580,157	1,516,105	-	22,853	(3,521,809)	109,678,548
	2,454,090,304	224,382,673	89,366,292	6,626,351	(1,377,154)	36,708,290	2,624,437,821

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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